Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 2.7%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$832,821	$849,016
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	2,871,000	2,935,545
Applebee's Funding LLC / IHOP Funding LLC, 4.7230%, 6/7/49 (144A)	1,364,000	1,405,795
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	996,511	1,013,824
BAMLL Commercial Mortgage Securities Trust 2018-DSNY,
ICE LIBOR USD 1 Month + 0.8500%, 2.8775%, 9/15/34 (144A)‡	1,905,000	1,901,045
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.7495%, 3/15/37 (144A)‡	5,200,000	5,187,399
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	2,528,000	2,841,028
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 2.7775%, 11/15/33 (144A)‡	4,484,727	4,484,764
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,221,409
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 7/25/49 (144A)‡	797,657	794,276
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 4.1684%, 9/25/31 (144A)‡	3,138,038	3,152,624
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 4.1184%, 6/25/39 (144A)‡	1,188,000	1,191,669
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 4.0184%, 7/25/39 (144A)‡	615,148	616,598
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	1,172,000	1,209,165
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	1,636,898	1,683,574
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	661,343	687,838
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	1,308,720	1,381,913
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	577,220	576,223
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	3,392,063	3,535,389
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	616,200	649,657
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	2,997,000	3,099,349
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	2,613,000	2,708,693
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	1,458,000	1,481,481
Drive Auto Receivables Trust 2019-1, 4.0900%, 6/15/26	613,000	632,733
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.0184%, 7/25/24‡	2,777,860	2,915,400
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 3.1684%, 9/25/29‡	271,813	272,225
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 2.9684%, 10/25/29‡	235,266	235,611
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 2.6184%, 7/25/30‡	905,954	905,592
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 2.7384%, 1/25/31‡	164,520	164,533
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 4.0184%, 3/25/31‡	3,957,283	3,971,511
Fannie Mae Connecticut Avenue Securities 2017-C06,
ICE LIBOR USD 1 Month + 0.7500%, 2.7684%, 2/25/30‡	114,286	114,291
Fannie Mae Connecticut Avenue Securities 2018-C04,
ICE LIBOR USD 1 Month + 0.7500%, 2.7684%, 2/25/30‡	195,395	195,396
Fannie Mae Pool, 3.0000%, 10/1/49	4,200,818	4,265,708
Fannie Mae REMICS, 3.0000%, 5/25/48	5,207,980	5,294,450
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.2000%, 3.2184%, 7/25/29‡	744,125	745,794
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8000%, 3.8184%, 7/25/30‡	2,372,628	2,373,118
Ginnie Mae II Pool, 3.5000%, 5/20/49	4,194,213	4,286,481
Ginnie Mae II Pool, 3.5000%, 6/20/49	1,722,158	1,760,044
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	3,555,000	3,713,958
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	3,555,000	3,627,020
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	3,605,000	3,681,744
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 11/25/49 (144A)‡	582,798	582,793
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 12/25/49 (144A)‡	1,435,907	1,432,767
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 2.9248%, 2/25/50 (144A)‡	1,569,000	1,565,963
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 12/25/49 (144A)‡	2,161,644	2,152,895
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 2.8684%, 11/25/51 (144A)‡	6,593,000	6,595,997
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	1,168,920	1,230,428
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	570,000	588,495

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	$566,000	$585,226
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	3,056,000	3,096,495
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	4,050,000	4,108,944
Sequoia Mortgage Trust 2018-7 A19, 4.0000%, 9/25/48 (144A)‡	825,170	836,164
Station Place Securitization Trust Series 2019-10, 2.9365%, 10/24/20	7,546,000	7,546,000
Station Place Securitization Trust Series 2019-4, 2.9365%, 6/24/20‡	6,615,000	6,619,813
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.2000%, 3.2184%, 8/25/52 (144A)‡	549,000	549,452
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.4000%, 3.4184%, 8/25/52 (144A)‡	1,093,000	1,093,899
Towd Point Asset Funding, LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 4/25/48 (144A)‡	2,196,840	2,197,802
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.2863%, 5/15/46‡	137,961	140,147
Wells Fargo Mortgage Backed Securities 2018-1, 3.5000%, 7/25/47 (144A)‡	762,769	770,942
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	1,073,873	1,079,753
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	328,155	337,038
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $125,442,534)		126,874,896
Corporate Bonds – 19.3%
Banking – 2.4%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	13,470,000	14,346,131
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	3,294,000	3,586,745
Bank of America Corp, ICE LIBOR USD 3 Month + 1.2100%, 3.9740%, 2/7/30‡	4,455,000	4,877,131
Bank of Montreal, 3.3000%, 2/5/24	4,392,000	4,570,723
CIT Bank NA, SOFR + 1.7150%, 2.9690%, 9/27/25‡	1,643,000	1,645,054
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	16,551,000	17,711,809
Citizens Financial Group Inc, 3.7500%, 7/1/24	860,000	887,128
Citizens Financial Group Inc, 4.3500%, 8/1/25	613,000	655,776
Citizens Financial Group Inc, 4.3000%, 12/3/25	2,207,000	2,360,151
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	1,901,851
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	7,988,000	8,645,135
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3370%, 3.7820%, 2/1/28‡	4,935,000	5,286,373
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	13,273,000	15,013,837
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.1600%, 3.7020%, 5/6/30‡	4,344,000	4,659,771
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	4,320,255
Morgan Stanley, 3.9500%, 4/23/27	6,273,000	6,628,973
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	8,504,000	9,555,517
Synchrony Financial, 2.8500%, 7/25/22	533,000	537,698
Synchrony Financial, 4.3750%, 3/19/24	876,000	929,639
Synchrony Financial, 3.9500%, 12/1/27	3,704,000	3,797,776
Synchrony Financial, 5.1500%, 3/19/29	4,368,000	4,845,177
		116,762,650
Basic Industry – 1.4%
Allegheny Technologies Inc, 5.9500%, 1/15/21	3,219,000	3,289,416
CF Industries Inc, 4.5000%, 12/1/26 (144A)	1,481,000	1,615,937
Constellium NV, 5.7500%, 5/15/24 (144A)	4,159,000	4,273,372
Freeport-McMoRan Inc, 3.5500%, 3/1/22	12,200,000	12,230,500
Freeport-McMoRan Inc, 3.8750%, 3/15/23	4,437,000	4,470,277
Freeport-McMoRan Inc, 5.0000%, 9/1/27	3,080,000	3,068,450
Freeport-McMoRan Inc, 5.2500%, 9/1/29	2,905,000	2,897,127
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	4,380,000	4,452,382
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	4,363,000	4,504,797
Novelis Corp, 5.8750%, 9/30/26 (144A)	6,569,000	6,889,239
Nutrien Ltd, 4.2000%, 4/1/29	794,000	874,292
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,368,645
Steel Dynamics Inc, 5.5000%, 10/1/24	4,065,000	4,171,909
WRKCo Inc, 3.7500%, 3/15/25	258,000	271,620
WRKCo Inc, 4.6500%, 3/15/26	1,563,000	1,715,806
WRKCo Inc, 3.3750%, 9/15/27	280,000	284,891
WRKCo Inc, 4.0000%, 3/15/28	940,000	1,001,339
WRKCo Inc, 4.9000%, 3/15/29	7,746,000	8,760,392
		67,140,391
Brokerage – 0.2%
Cboe Global Markets Inc, 3.6500%, 1/12/27	2,983,000	3,173,206
Raymond James Financial Inc, 5.6250%, 4/1/24	1,553,000	1,752,781
Raymond James Financial Inc, 4.9500%, 7/15/46	2,715,000	3,245,977
		8,171,964
Capital Goods – 0.9%
Arconic Inc, 5.4000%, 4/15/21	1,566,000	1,620,082
Ball Corp, 4.3750%, 12/15/20	2,079,000	2,121,640
Boeing Co, 2.2500%, 6/15/26	504,000	502,839
Boeing Co, 3.2500%, 3/1/28	623,000	655,002
Boeing Co, 3.2000%, 3/1/29	3,650,000	3,832,819
Boeing Co, 3.6000%, 5/1/34	5,168,000	5,606,803
Entegris Inc, 4.6250%, 2/10/26 (144A)	2,268,000	2,347,380

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	$6,055,000	$6,342,612
Wabtec Corp, 4.4000%, 3/15/24	3,516,000	3,745,003
Wabtec Corp, 3.4500%, 11/15/26	975,000	985,542
Wabtec Corp, 4.9500%, 9/15/28	15,207,000	16,782,048
		44,541,770
Communications – 3.1%
AT&T Inc, 3.6000%, 7/15/25	1,905,000	2,006,088
AT&T Inc, 4.3500%, 3/1/29	17,759,000	19,626,061
AT&T Inc, 5.2500%, 3/1/37	865,000	1,018,481
AT&T Inc, 4.8500%, 3/1/39	2,536,000	2,874,584
AT&T Inc, 4.7500%, 5/15/46	2,777,000	3,081,529
AT&T Inc, 5.1500%, 11/15/46	2,001,000	2,321,177
AT&T Inc, 4.5000%, 3/9/48	2,575,000	2,768,037
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	2,235,000	2,236,788
CenturyLink Inc, 6.4500%, 6/15/21	2,658,000	2,790,900
CenturyLink Inc, 5.8000%, 3/15/22	1,479,000	1,558,496
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.0500%, 3/30/29	14,387,000	16,099,406
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	936,000	1,140,512
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.3750%, 5/1/47	749,000	815,056
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.7500%, 4/1/48	3,259,000	3,713,908
Comcast Corp, 3.1500%, 3/1/26	1,836,000	1,923,037
Comcast Corp, 4.1500%, 10/15/28	2,251,000	2,525,673
Comcast Corp, 4.2500%, 10/15/30	3,381,000	3,848,282
Comcast Corp, 4.6000%, 10/15/38	2,000,000	2,396,530
Comcast Corp, 4.9500%, 10/15/58	2,059,000	2,641,624
Crown Castle International Corp, 3.6500%, 9/1/27	1,958,000	2,074,310
Crown Castle International Corp, 4.3000%, 2/15/29	3,161,000	3,490,861
Crown Castle International Corp, 3.1000%, 11/15/29	5,154,000	5,202,050
Crown Castle International Corp, 5.2000%, 2/15/49	4,828,000	5,994,165
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	4,508,000	5,010,529
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	5,417,000	5,661,415
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	3,499,000	3,630,212
Fox Corp, 4.0300%, 1/25/24 (144A)	1,479,000	1,573,435
Netflix Inc, 4.3750%, 11/15/26	2,460,000	2,492,103
Netflix Inc, 5.8750%, 11/15/28	485,000	526,856
Netflix Inc, 5.3750%, 11/15/29 (144A)	2,162,000	2,248,480
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	3,526,000	3,764,005
T-Mobile USA Inc, 6.3750%, 3/1/25	4,820,000	4,993,327
UBM PLC, 5.7500%, 11/3/20 (144A)	3,003,000	3,096,053
Verizon Communications Inc, 2.6250%, 8/15/26	3,269,000	3,311,429
Verizon Communications Inc, 4.3290%, 9/21/28	8,640,000	9,800,484
Verizon Communications Inc, 3.8750%, 2/8/29	1,308,000	1,436,500
Verizon Communications Inc, 4.8620%, 8/21/46	1,321,000	1,615,206
Verizon Communications Inc, 4.5220%, 9/15/48	975,000	1,151,367
Verizon Communications Inc, 5.0120%, 8/21/54	1,983,000	2,497,718
Viacom Inc, 5.8500%, 9/1/43	3,769,000	4,635,325
		149,591,999
Consumer Cyclical – 1.6%
AutoZone Inc, 3.7500%, 4/18/29	3,471,000	3,725,647
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	808,000	813,737
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	4,577,000	4,555,563
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	5,675,000	5,381,796
Ford Motor Credit Co LLC, 5.1130%, 5/3/29	13,284,000	13,379,847
General Motors Co, 5.0000%, 10/1/28	3,877,000	4,121,677
General Motors Financial Co Inc, 4.3500%, 4/9/25	2,570,000	2,679,873
General Motors Financial Co Inc, 4.3000%, 7/13/25	790,000	822,021
General Motors Financial Co Inc, 4.3500%, 1/17/27	1,380,000	1,419,459
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	693,000	696,950
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	1,284,000	1,414,365
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	1,489,000	1,639,761
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	4,670,000	4,693,210
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,475,000	1,571,128
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	2,588,000	2,807,980
Lowe's Cos Inc, 3.6500%, 4/5/29	2,720,000	2,908,993
McDonald's Corp, 2.6250%, 9/1/29	4,395,000	4,379,078
McDonald's Corp, 3.6250%, 9/1/49	2,238,000	2,264,334
MDC Holdings Inc, 5.5000%, 1/15/24	2,249,000	2,457,032
MGM Resorts International, 6.6250%, 12/15/21	1,515,000	1,643,018
MGM Resorts International, 7.7500%, 3/15/22	544,000	608,605

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
O'Reilly Automotive Inc, 3.6000%, 9/1/27	$90,000	$95,798
O'Reilly Automotive Inc, 4.3500%, 6/1/28	696,000	777,944
O'Reilly Automotive Inc, 3.9000%, 6/1/29	4,040,000	4,422,256
Service Corp International/US, 5.1250%, 6/1/29	2,908,000	3,107,925
Starbucks Corp, 4.4500%, 8/15/49	2,631,000	3,054,234
		75,442,231
Consumer Non-Cyclical – 3.8%
Allergan Finance LLC, 3.2500%, 10/1/22	2,482,000	2,535,760
Allergan Funding SCS, 3.4500%, 3/15/22	5,518,000	5,655,401
Allergan Funding SCS, 3.8000%, 3/15/25	2,964,000	3,104,049
Allergan Inc/United States, 2.8000%, 3/15/23	197,000	198,826
Anheuser-Busch InBev Worldwide Inc, 4.1500%, 1/23/25	8,281,000	9,047,329
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	3,842,000	4,474,034
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	3,581,000	3,763,488
Boston Scientific Corp, 3.7500%, 3/1/26	2,874,000	3,072,881
Boston Scientific Corp, 4.0000%, 3/1/29	1,009,000	1,115,516
Boston Scientific Corp, 4.7000%, 3/1/49	1,617,000	1,979,978
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	1,857,000	1,985,534
Bristol-Myers Squibb Co, 4.1250%, 6/15/39 (144A)	1,340,000	1,519,419
Bristol-Myers Squibb Co, 4.2500%, 10/26/49 (144A)	3,237,000	3,769,400
Campbell Soup Co, 3.9500%, 3/15/25	1,915,000	2,030,313
Campbell Soup Co, 4.1500%, 3/15/28	3,775,000	4,065,703
Campbell Soup Co, 4.8000%, 3/15/48	3,568,000	4,024,711
Cigna Corp, 3.4000%, 9/17/21	600,000	613,609
Cigna Corp, 3.7500%, 7/15/23	2,442,000	2,553,819
CVS Health Corp, 4.7500%, 12/1/22	1,192,000	1,271,292
CVS Health Corp, 4.1000%, 3/25/25	4,998,000	5,336,842
CVS Health Corp, 3.0000%, 8/15/26	498,000	500,380
CVS Health Corp, 4.3000%, 3/25/28	2,045,000	2,211,897
CVS Health Corp, 3.2500%, 8/15/29	805,000	809,407
CVS Health Corp, 5.0500%, 3/25/48	8,412,000	9,566,400
Elanco Animal Health Inc, 4.2720%, 8/28/23	1,436,000	1,507,614
Elanco Animal Health Inc, 4.9000%, 8/28/28	1,339,000	1,460,914
Eli Lilly & Co, 3.3750%, 3/15/29	8,418,000	9,115,317
General Mills Inc, 4.2000%, 4/17/28	4,448,000	4,959,984
GlaxoSmithKline Capital PLC, 3.3750%, 6/1/29	4,819,000	5,173,272
HCA Inc, 4.7500%, 5/1/23	3,958,000	4,239,906
HCA Inc, 4.5000%, 2/15/27	4,199,000	4,502,900
HCA Inc, 4.1250%, 6/15/29	11,408,000	11,944,894
HCA Inc, 5.1250%, 6/15/39	1,836,000	2,007,905
HCA Inc, 5.2500%, 6/15/49	2,672,000	2,933,776
IQVIA Inc, 5.0000%, 5/15/27 (144A)	2,302,000	2,411,345
JBS USA LUX SA / JBS USA Finance Inc, 5.8750%, 7/15/24 (144A)	1,013,000	1,043,441
JBS USA LUX SA / JBS USA Finance Inc, 5.7500%, 6/15/25 (144A)	1,821,000	1,897,154
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	559,000	619,093
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	796,000	883,560
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	5,023,000	5,641,512
Keurig Dr Pepper Inc, 5.0850%, 5/25/48	1,621,000	1,913,866
Kraft Heinz Foods Co, 3.0000%, 6/1/26	8,479,000	8,389,238
Kraft Heinz Foods Co, 4.6250%, 1/30/29	1,422,000	1,539,556
Kraft Heinz Foods Co, 3.7500%, 4/1/30 (144A)	2,219,000	2,240,293
Kraft Heinz Foods Co, 4.6250%, 10/1/39 (144A)	1,132,000	1,138,459
Kraft Heinz Foods Co, 5.0000%, 6/4/42	1,208,000	1,246,107
Kraft Heinz Foods Co, 4.3750%, 6/1/46	3,225,000	3,061,723
Kraft Heinz Foods Co, 4.8750%, 10/1/49 (144A)	2,263,000	2,283,897
Mars Inc, 2.7000%, 4/1/25 (144A)	1,642,000	1,685,038
Mars Inc, 3.2000%, 4/1/30 (144A)	2,004,000	2,120,608
Mars Inc, 3.9500%, 4/1/49 (144A)	3,607,000	4,114,519
Mars Inc, 4.2000%, 4/1/59 (144A)	1,714,000	1,978,821
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	3,844,000	3,829,615
Mylan Inc, 4.5500%, 4/15/28	1,450,000	1,544,601
Newell Brands Inc, 4.2000%, 4/1/26	4,615,000	4,820,963
Newell Brands Inc, 5.3750%, 4/1/36	6,213,000	6,627,843
Sysco Corp, 2.5000%, 7/15/21	629,000	632,936
		184,716,658
Electric – 1.2%
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	4,582,000	4,715,413
NRG Energy Inc, 7.2500%, 5/15/26	4,447,000	4,870,577
NRG Energy Inc, 6.6250%, 1/15/27	4,756,000	5,152,413
NRG Energy Inc, 5.7500%, 1/15/28	885,000	951,375
NRG Energy Inc, 4.4500%, 6/15/29 (144A)	4,416,000	4,601,957
NRG Energy Inc, 5.2500%, 6/15/29 (144A)	1,741,000	1,872,097
Oncor Electric Delivery Co LLC, 2.7500%, 6/1/24 (144A)	3,561,000	3,656,774

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Electric – (continued)
Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28 (144A)	$2,856,000	$3,145,522
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49 (144A)	4,242,000	4,759,413
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	2,553,000	2,634,371
Southern Co, 2.9500%, 7/1/23	1,972,000	2,012,807
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	1,597,000	1,670,781
Vistra Operations Co LLC, 5.6250%, 2/15/27 (144A)	8,915,000	9,380,185
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	5,891,000	6,065,845
		55,489,530
Energy – 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp, 5.6250%, 5/20/24	152,000	162,735
AmeriGas Partners LP / AmeriGas Finance Corp, 5.5000%, 5/20/25	5,719,000	6,140,776
Cenovus Energy Inc, 4.2500%, 4/15/27	1,450,000	1,511,879
Cheniere Energy Partners LP, 5.6250%, 10/1/26	2,107,000	2,235,843
Continental Resources Inc/OK, 5.0000%, 9/15/22	3,051,000	3,077,879
Continental Resources Inc/OK, 4.5000%, 4/15/23	3,628,000	3,768,745
Energy Transfer Operating LP, 4.2500%, 3/15/23	1,660,000	1,734,434
Energy Transfer Operating LP, 5.8750%, 1/15/24	1,589,000	1,766,723
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,185,000	1,338,402
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	202,261
Energy Transfer Operating LP, 6.1250%, 12/15/45	7,934,000	9,303,060
Energy Transfer Operating LP, 6.0000%, 6/15/48	4,067,000	4,807,790
EnLink Midstream Partners LP, 4.1500%, 6/1/25	2,669,000	2,475,497
EQM Midstream Partners LP, 5.5000%, 7/15/28	3,699,000	3,700,208
Exxon Mobil Corp, 2.4400%, 8/16/29	5,834,000	5,887,592
Exxon Mobil Corp, 3.0950%, 8/16/49	6,340,000	6,380,669
Hess Corp, 4.3000%, 4/1/27	9,059,000	9,466,242
HollyFrontier Corp, 5.8750%, 4/1/26	3,598,000	4,028,920
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	1,292,000	1,351,234
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	133,000	138,223
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	1,871,000	2,033,432
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	842,000	993,627
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	562,000	647,592
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	3,174,000	3,290,295
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	4,130,000	4,427,799
NuStar Logistics LP, 5.6250%, 4/28/27	1,764,000	1,863,225
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	4,020,000	4,300,993
Range Resources Corp, 5.7500%, 6/1/21	1,653,000	1,640,603
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	3,401,000	3,409,502
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 9/15/24 (144A)	1,268,000	1,261,660
		93,347,840
Finance Companies – 0.1%
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	4,725,000	4,956,104
Financial Institutions – 0.1%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,938,000	3,057,396
Government Sponsored – 0%
Petroleos Mexicanos, 6.8400%, 1/23/30 (144A)	958,000	990,764
Petroleos Mexicanos, 7.6900%, 1/23/50 (144A)	877,000	914,536
		1,905,300
Industrial Conglomerates – 0.2%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	8,948,000	8,489,415
Insurance – 0.3%
Brown & Brown Inc, 4.5000%, 3/15/29	2,000,000	2,178,915
Centene Corp, 4.7500%, 5/15/22	180,000	183,636
Centene Corp, 6.1250%, 2/15/24	2,096,000	2,185,499
Centene Corp, 5.3750%, 6/1/26 (144A)	6,364,000	6,666,290
Humana Inc, 3.1250%, 8/15/29	883,000	882,402
		12,096,742
Real Estate Investment Trusts (REITs) – 0.2%
Reckson Operating Partnership LP, 7.7500%, 3/15/20	3,885,000	3,975,515
Ventas Realty LP, 3.5000%, 4/15/24	3,997,000	4,186,871
		8,162,386
Technology – 1.9%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	2,001,000	2,011,344
Broadcom Inc, 4.2500%, 4/15/26 (144A)	2,605,000	2,691,268
Broadcom Inc, 4.7500%, 4/15/29 (144A)	4,496,000	4,752,215
CommScope Inc, 5.5000%, 3/1/24 (144A)	1,622,000	1,668,633
CommScope Inc, 6.0000%, 3/1/26 (144A)	3,553,000	3,676,644
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	8,285,000	8,417,560
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	2,172,000	2,363,328
Fidelity National Information Services Inc, 5.0000%, 10/15/25	1,773,000	2,015,457
Fidelity National Information Services Inc, 3.7500%, 5/21/29	1,238,000	1,343,290

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Global Payments Inc, 3.2000%, 8/15/29	$1,143,000	$1,157,718
Global Payments Inc, 4.1500%, 8/15/49	860,000	901,747
Juniper Networks Inc, 3.7500%, 8/15/29	2,003,000	2,011,458
Lam Research Corp, 4.0000%, 3/15/29	758,000	836,105
Marvell Technology Group Ltd, 4.2000%, 6/22/23	1,361,000	1,426,623
Marvell Technology Group Ltd, 4.8750%, 6/22/28	5,671,000	6,299,623
Micron Technology Inc, 5.5000%, 2/1/25	1,280,000	1,315,426
Micron Technology Inc, 4.9750%, 2/6/26	1,668,000	1,796,692
Micron Technology Inc, 5.3270%, 2/6/29	5,203,000	5,719,256
PayPal Holdings Inc, 2.4000%, 10/1/24	2,178,000	2,185,234
PayPal Holdings Inc, 2.6500%, 10/1/26	6,511,000	6,539,174
PayPal Holdings Inc, 2.8500%, 10/1/29	7,668,000	7,692,663
Qorvo Inc, 5.5000%, 7/15/26	2,825,000	2,983,906
Qorvo Inc, 4.3750%, 10/15/29 (144A)	1,526,000	1,536,491
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,543,717
Trimble Inc, 4.7500%, 12/1/24	5,123,000	5,499,215
Trimble Inc, 4.9000%, 6/15/28	9,542,000	10,355,094
Verisk Analytics Inc, 5.5000%, 6/15/45	1,616,000	2,003,755
		92,743,636
Total Corporate Bonds (cost $877,819,855)		926,616,012
Mortgage-Backed Securities – 9.8%
Fannie Mae:
3.0000%, 8/25/33	7,414,000	7,578,591
4.0000%, 9/25/48	9,840,182	10,210,566
4.5000%, 10/25/48	12,799,000	13,474,531
		31,263,688
Fannie Mae Pool:
6.0000%, 2/1/37	90,522	105,906
4.5000%, 9/1/37	2,115,103	2,241,862
4.5000%, 5/1/38	880,008	932,487
4.5000%, 7/1/38	1,646,083	1,744,247
4.5000%, 8/1/38	54,215	57,449
4.5000%, 11/1/38	1,894,483	2,007,461
3.5000%, 10/1/42	1,186,997	1,247,459
4.5000%, 11/1/42	383,492	415,930
3.5000%, 12/1/42	2,757,636	2,898,102
3.0000%, 2/1/43	96,436	99,187
3.5000%, 2/1/43	2,805,258	2,948,150
3.5000%, 2/1/43	1,324,149	1,386,592
3.5000%, 3/1/43	1,874,546	1,962,945
3.5000%, 4/1/43	7,003,017	7,333,261
3.0000%, 5/1/43	713,899	733,297
3.5000%, 11/1/43	3,855,304	4,051,682
3.5000%, 4/1/44	1,372,069	1,453,014
5.0000%, 7/1/44	88,663	97,354
4.5000%, 10/1/44	887,853	988,925
3.5000%, 2/1/45	6,185,516	6,477,209
3.5000%, 2/1/45	1,058,867	1,108,801
4.5000%, 3/1/45	1,391,885	1,550,335
4.5000%, 6/1/45	866,362	934,435
3.0000%, 10/1/45	1,414,605	1,451,495
3.0000%, 10/1/45	855,885	878,205
3.5000%, 12/1/45	885,646	939,000
3.0000%, 1/1/46	203,010	208,304
4.5000%, 2/1/46	2,279,133	2,471,913
3.0000%, 3/1/46	6,344,434	6,498,103
3.0000%, 3/1/46	4,291,528	4,395,474
3.5000%, 5/1/46	587,842	613,476
3.5000%, 7/1/46	2,924,708	3,062,345
3.5000%, 7/1/46	1,629,350	1,713,618
3.5000%, 8/1/46	9,042,366	9,436,677
3.5000%, 8/1/46	969,394	1,011,666
4.0000%, 10/1/46	92,444	100,066
3.0000%, 11/1/46	1,497,597	1,533,871
3.0000%, 11/1/46	446,821	459,619
3.0000%, 11/1/46	433,899	446,327
3.5000%, 12/1/46	301,231	314,367
3.0000%, 2/1/47	4,055,100	4,177,581
3.0000%, 3/1/47	3,088,034	3,173,149
4.0000%, 5/1/47	581,238	608,753
4.5000%, 5/1/47	321,998	348,569
4.5000%, 5/1/47	271,309	290,249
4.5000%, 5/1/47	255,728	275,049

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 5/1/47	$196,063	$209,750
4.5000%, 5/1/47	191,323	207,110
4.5000%, 5/1/47	151,472	162,917
4.5000%, 5/1/47	96,575	103,871
4.5000%, 5/1/47	65,044	70,412
4.5000%, 5/1/47	56,856	61,547
4.0000%, 6/1/47	324,656	340,026
4.0000%, 6/1/47	160,151	168,120
4.0000%, 6/1/47	151,691	158,872
4.0000%, 6/1/47	80,622	84,439
4.5000%, 6/1/47	1,118,769	1,186,431
4.5000%, 6/1/47	111,577	120,784
4.0000%, 7/1/47	270,130	282,918
4.0000%, 7/1/47	238,088	249,359
4.0000%, 7/1/47	111,630	116,915
4.0000%, 7/1/47	73,356	76,829
4.5000%, 7/1/47	830,978	881,235
4.5000%, 7/1/47	661,258	701,250
4.5000%, 7/1/47	649,540	688,824
3.5000%, 8/1/47	1,446,755	1,509,436
3.5000%, 8/1/47	853,668	883,633
3.5000%, 8/1/47	490,827	521,196
4.0000%, 8/1/47	7,108,855	7,519,743
4.0000%, 8/1/47	1,585,788	1,660,859
4.0000%, 8/1/47	497,668	521,228
4.0000%, 8/1/47	315,075	329,991
4.0000%, 8/1/47	138,720	145,287
4.5000%, 8/1/47	976,147	1,035,183
4.5000%, 8/1/47	153,873	163,179
4.0000%, 9/1/47	3,657,186	3,948,824
4.0000%, 9/1/47	157,294	164,740
4.5000%, 9/1/47	966,666	1,025,130
4.5000%, 9/1/47	590,082	625,769
4.5000%, 9/1/47	216,203	229,279
4.0000%, 10/1/47	809,307	847,620
4.0000%, 10/1/47	669,301	700,985
4.0000%, 10/1/47	601,497	629,972
4.0000%, 10/1/47	432,186	452,646
4.0000%, 10/1/47	344,670	360,986
4.5000%, 10/1/47	156,231	165,680
4.5000%, 10/1/47	58,197	61,716
4.0000%, 11/1/47	1,719,071	1,818,433
4.0000%, 11/1/47	860,131	900,850
4.0000%, 11/1/47	337,093	353,051
4.5000%, 11/1/47	680,023	721,151
3.5000%, 12/1/47	2,773,609	2,920,670
3.5000%, 12/1/47	1,299,133	1,347,598
3.5000%, 12/1/47	268,199	284,793
3.5000%, 12/1/47	135,756	144,156
3.5000%, 1/1/48	2,007,144	2,113,566
3.5000%, 1/1/48	1,881,542	1,951,258
4.0000%, 1/1/48	8,568,171	9,005,265
4.0000%, 1/1/48	7,084,622	7,452,999
4.0000%, 1/1/48	747,110	796,371
4.0000%, 1/1/48	590,768	618,735
4.0000%, 1/1/48	483,177	515,036
3.5000%, 3/1/48	1,270,667	1,334,399
3.5000%, 3/1/48	238,888	252,777
4.0000%, 3/1/48	2,967,617	3,115,590
4.0000%, 3/1/48	423,963	451,483
4.5000%, 3/1/48	1,248,190	1,322,927
3.5000%, 4/1/48	2,687,859	2,804,311
3.5000%, 4/1/48	2,346,231	2,480,951
4.0000%, 4/1/48	895,099	953,202
4.5000%, 4/1/48	1,007,425	1,067,746
4.0000%, 5/1/48	4,014,437	4,180,264
4.0000%, 5/1/48	3,800,545	3,957,536
4.5000%, 5/1/48	788,094	835,283
4.5000%, 5/1/48	733,509	777,429
4.0000%, 6/1/48	1,688,922	1,758,687
4.5000%, 6/1/48	819,825	868,914
4.0000%, 10/1/48	695,342	733,626
3.5000%, 11/1/48	3,866,702	4,088,726
3.5000%, 1/1/49	895,011	932,071

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 2/1/49	$1,794,353	$1,868,474
4.0000%, 5/1/49	2,659,830	2,829,642
3.0000%, 8/1/49	1,540,014	1,582,836
4.0000%, 9/1/49	2,849,000	2,973,893
3.5000%, 8/1/56	4,846,929	5,105,243
3.0000%, 2/1/57	3,375,489	3,467,515
3.5000%, 2/1/57	9,926,646	10,455,680
		207,701,794
Freddie Mac Gold Pool:
3.0000%, 2/1/31	1,510,892	1,550,551
2.5000%, 11/1/31	388,016	393,165
2.5000%, 12/1/31	462,203	468,370
4.5000%, 5/1/38	2,795,732	2,963,383
4.5000%, 7/1/38	2,150,225	2,279,168
4.5000%, 8/1/38	1,754,991	1,860,232
4.5000%, 9/1/38	1,368,919	1,451,009
4.5000%, 10/1/38	299,687	317,658
6.0000%, 4/1/40	1,629,949	1,914,831
3.5000%, 2/1/43	1,087,653	1,139,472
3.5000%, 2/1/44	1,079,291	1,130,712
4.5000%, 5/1/44	41,862	45,174
3.5000%, 12/1/44	7,631,055	7,994,623
3.0000%, 1/1/45	2,408,507	2,474,651
3.5000%, 7/1/46	8,111,220	8,604,150
3.5000%, 7/1/46	1,738,611	1,818,514
3.0000%, 10/1/46	3,771,468	3,868,774
3.5000%, 10/1/46	5,990,865	6,254,919
3.0000%, 12/1/46	4,451,789	4,566,648
3.5000%, 2/1/47	3,664,350	3,825,860
3.0000%, 9/1/47	2,559,874	2,625,741
3.5000%, 9/1/47	5,603,440	5,802,891
3.5000%, 9/1/47	3,153,643	3,266,107
3.5000%, 9/1/47	3,082,758	3,228,507
3.5000%, 9/1/47	959,829	994,059
3.5000%, 11/1/47	2,367,028	2,493,695
3.5000%, 11/1/47	765,783	805,444
3.5000%, 12/1/47	4,182,417	4,399,028
3.5000%, 12/1/47	1,777,059	1,869,095
3.5000%, 12/1/47	1,702,191	1,793,281
3.5000%, 2/1/48	1,839,221	1,932,486
3.5000%, 2/1/48	1,799,853	1,860,373
3.5000%, 3/1/48	4,426,466	4,655,717
3.5000%, 3/1/48	1,103,529	1,153,205
3.5000%, 4/1/48	386,547	403,948
3.5000%, 8/1/48	4,219,016	4,408,938
4.5000%, 8/1/48	1,860,838	1,966,435
5.0000%, 9/1/48	336,172	360,554
3.5000%, 11/1/48	5,389,720	5,644,176
4.5000%, 12/1/48	1,686,186	1,816,620
4.0000%, 1/1/49	3,687,111	3,961,552
		110,363,716
Freddie Mac Pool:
2.5000%, 12/1/33	7,887,842	7,989,031
2.5000%, 12/1/33	4,629,454	4,682,179
4.0000%, 5/1/46	713,113	752,000
4.0000%, 3/1/47	756,185	801,388
4.0000%, 3/1/48	1,986,645	2,085,720
4.0000%, 4/1/48	5,550,343	5,772,679
4.0000%, 4/1/48	2,270,515	2,381,747
4.0000%, 5/1/48	4,639,728	4,831,415
4.0000%, 5/1/48	2,707,795	2,819,665
4.0000%, 6/1/48	1,205,790	1,255,607
4.0000%, 8/1/48	14,202,467	14,771,392
4.0000%, 8/1/48	5,516,765	5,874,923
3.0000%, 8/1/49	1,526,051	1,563,244
3.0000%, 8/1/49	499,737	513,633
3.5000%, 8/1/49	769,942	802,232
3.0000%, 9/1/49	487,822	495,524
3.5000%, 9/1/49	907,000	933,618
3.0000%, 10/1/49	685,590	696,306
3.0000%, 10/1/49	335,567	340,865
		59,363,168
Ginnie Mae:
4.5000%, 7/20/48	8,171,000	8,538,286

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae – (continued)
5.0000%, 7/20/48	$24,756,679	$26,096,015
		34,634,301
Ginnie Mae I Pool:
4.0000%, 1/15/45	7,377,220	7,861,558
4.5000%, 8/15/46	7,728,966	8,430,735
4.0000%, 7/15/47	2,147,366	2,266,328
4.0000%, 8/15/47	379,749	400,787
4.0000%, 11/15/47	944,600	996,930
4.0000%, 12/15/47	1,221,674	1,289,353
		21,245,691
Ginnie Mae II Pool:
4.0000%, 8/20/47	754,584	798,314
4.0000%, 8/20/47	167,490	178,058
4.0000%, 8/20/47	85,615	90,577
4.5000%, 5/20/48	3,964,993	4,139,462
4.5000%, 5/20/48	559,047	583,646
		5,790,057
Total Mortgage-Backed Securities (cost $458,612,891)		470,362,415
United States Treasury Notes/Bonds – 4.7%
2.3750%, 4/30/20	9,540,000	9,567,204
1.7500%, 7/31/21	7,509,000	7,519,266
2.8750%, 11/30/23	22,679,000	23,867,876
2.6250%, 12/31/23	2,643,000	2,757,289
2.3750%, 2/29/24	1,831,000	1,894,584
2.1250%, 3/31/24	703,000	720,081
2.2500%, 4/30/24	3,588,000	3,696,621
2.0000%, 5/31/24	32,342,400	32,993,038
1.7500%, 6/30/24	4,979,000	5,021,983
1.7500%, 7/31/24	15,962,000	16,106,032
1.6250%, 2/15/26	4,839,000	4,841,079
1.3750%, 8/31/26	1,412,000	1,389,331
2.3750%, 5/15/29	40,277,800	42,784,149
1.6250%, 8/15/29	7,337,000	7,305,187
3.0000%, 2/15/49	1,458,000	1,739,804
2.8750%, 5/15/49	9,638,000	11,250,106
2.2500%, 8/15/49	48,317,000	49,741,974
Total United States Treasury Notes/Bonds (cost $220,267,549)		223,195,604
Common Stocks – 62.6%
Aerospace & Defense – 3.6%
Boeing Co	271,661	103,358,861
General Dynamics Corp	372,165	68,005,710
		171,364,571
Air Freight & Logistics – 0.5%
United Parcel Service Inc	183,951	22,041,009
Airlines – 0.6%
Delta Air Lines Inc	523,512	30,154,291
Automobiles – 0.4%
General Motors Co	580,992	21,775,580
Banks – 2.6%
Bank of America Corp	1,137,876	33,191,843
US Bancorp	1,663,047	92,033,021
		125,224,864
Capital Markets – 3.2%
Blackstone Group Inc	774,300	37,816,812
CME Group Inc	222,250	46,970,315
Morgan Stanley	710,568	30,319,937
TD Ameritrade Holding Corp	789,923	36,889,404
		151,996,468
Chemicals – 1.3%
LyondellBasell Industries NV	706,252	63,188,366
Consumer Finance – 1.5%
American Express Co	242,440	28,675,803
Synchrony Financial	1,293,592	44,098,551
		72,774,354
Electronic Equipment, Instruments & Components – 0.6%
Corning Inc	946,222	26,986,251
Entertainment – 0.9%
Walt Disney Co	325,093	42,366,120
Equity Real Estate Investment Trusts (REITs) – 1.3%
Crown Castle International Corp	205,556	28,574,340
MGM Growth Properties LLC	628,408	18,883,660
Outfront Media Inc	564,979	15,695,117
		63,153,117

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food & Staples Retailing – 3.3%
Costco Wholesale Corp	321,751	$92,699,681
Kroger Co	543,178	14,003,129
Sysco Corp	675,614	53,643,752
		160,346,562
Food Products – 0.7%
Hershey Co	212,088	32,871,519
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	564,905	47,265,601
Medtronic PLC	337,757	36,687,165
		83,952,766
Health Care Providers & Services – 1.5%
UnitedHealth Group Inc	337,555	73,357,453
Hotels, Restaurants & Leisure – 3.5%
Hilton Worldwide Holdings Inc	388,004	36,127,052
McDonald's Corp	462,773	99,361,991
Norwegian Cruise Line Holdings Ltd*	468,681	24,263,615
Six Flags Entertainment Corp	120,842	6,137,565
		165,890,223
Household Products – 0.4%
Clorox Co	138,504	21,034,602
Industrial Conglomerates – 0.6%
Honeywell International Inc	181,469	30,704,555
Information Technology Services – 4.3%
Accenture PLC	329,331	63,346,818
Mastercard Inc	528,003	143,389,775
		206,736,593
Insurance – 1.0%
Progressive Corp	602,056	46,508,826
Interactive Media & Services – 2.3%
Alphabet Inc - Class C*	89,633	109,262,627
Internet & Direct Marketing Retail – 0.8%
Amazon.com Inc*	22,285	38,684,754
Leisure Products – 0.7%
Hasbro Inc	271,835	32,264,096
Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific Inc	97,494	28,397,077
Machinery – 1.4%
Deere & Co	195,028	32,897,323
Parker-Hannifin Corp	85,092	15,368,466
Stanley Black & Decker Inc	140,802	20,333,217
		68,599,006
Media – 1.5%
Comcast Corp	1,580,858	71,265,079
Oil, Gas & Consumable Fuels – 1.1%
EOG Resources Inc	230,703	17,122,777
Suncor Energy Inc	560,317	17,694,811
Suncor Energy Incž	506,529	15,979,351
		50,796,939
Personal Products – 0.5%
Estee Lauder Cos Inc	117,309	23,338,626
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Co	864,595	43,843,612
Eli Lilly & Co	387,408	43,323,837
Merck & Co Inc	873,198	73,505,808
		160,673,257
Real Estate Management & Development – 0.6%
CBRE Group Inc*	566,085	30,008,166
Road & Rail – 1.3%
CSX Corp	899,372	62,299,498
Semiconductor & Semiconductor Equipment – 3.3%
Intel Corp	914,201	47,108,778
Lam Research Corp	185,593	42,892,398
NVIDIA Corp	132,263	23,023,020
Texas Instruments Inc	336,382	43,474,010
		156,498,206
Software – 5.7%
Adobe Inc*	232,759	64,299,674
Microsoft Corp	1,358,327	188,848,203
salesforce.com Inc*	145,197	21,553,043
		274,700,920
Specialty Retail – 1.9%
Home Depot Inc	386,310	89,631,646

Shares or Principal Amounts		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 2.0%
Apple Inc	432,971	$96,972,515
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc	471,883	44,319,251
Tobacco – 1.2%
Altria Group Inc	1,400,938	57,298,364
Total Common Stocks (cost $2,087,171,968)		3,007,438,117
Preferred Stocks – 0.1%
Semiconductor & Semiconductor Equipment – 0.1%
Broadcom Inc, 8.0000%, 9/30/22 (cost $5,340,000)	5,340	5,481,510
Investment Companies – 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $120,946,497)	120,946,497	120,946,497
Total Investments (total cost $3,895,601,294) – 101.7%		4,880,915,051
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(79,712,016)
Net Assets – 100%		$4,801,203,035

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,808,635,102	98.5%
Canada	45,135,853	0.9
Belgium	13,521,363	0.3
United Kingdom	11,717,433	0.3
Mexico	1,905,300	0.0

Total	$4,880,915,051	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	$1,278,714	$(4,904)	$-	$120,946,497

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	36,969,146	1,153,666,220	(1,069,688,869)	120,946,497

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $261,173,495, which represents 5.4% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$126,874,896	$-
Corporate Bonds	-	926,616,012	-
Mortgage-Backed Securities	-	470,362,415	-
United States Treasury Notes/Bonds	-	223,195,604	-
Common Stocks	3,007,438,117	-	-
Preferred Stocks	-	5,481,510	-
Investment Companies	-	120,946,497	-
Total Assets	$3,007,438,117	$1,873,476,934	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.